Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Catalyst Insider Buying Fund | Catalyst Insider Buying Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	23.86%	31.44%	(32.65%)	(17.65%)	14.36%	23.91%	(2.91%)	17.03%	3.90%	(8.40%)
Catalyst Energy Infrastructure Fund | Catalyst Energy Infrastructure Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	44.86%	15.04%	26.64%	41.67%	(29.40%)	11.80%	(18.73%)	(14.02%)	64.81%	(45.74%)
Catalyst/MAP Global Equity Fund | Catalyst/MAP Global Equity Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	7.68%	10.71%	(11.04%)	16.55%	5.46%	17.28%	(3.06%)	17.09%	10.33%	(1.76%)
Catalyst/Lyons Tactical Allocation Fund | Catalyst/Lyons Tactical Allocation Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	3.51%	10.16%	(24.38%)	17.83%	27.83%	2.77%	(4.96%)	16.70%	11.39%	(3.34%)
Catalyst Dynamic Alpha Fund | Catalyst Dynamic Alpha Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	22.07%	13.44%	(14.87%)	19.81%	21.00%	11.14%	(4.06%)	26.87%	7.85%	6.71%